Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Summary of Cash and cash equivalents

	As at	As at
	31 December 2021	31 December 2022
	RMB’000	RMB’000
Cash deposits with a related party (note i)	3,243	—
Cash at bank and on hand	5,108,767	889,413

Cash and cash equivalents in the consolidated statements of financial position	5,112,010	889,413

i.	Cash deposits with a related party were cash deposits at Sinopec Finance Company Limited (“Sinopec Finance”).

Reconciliation of profit before taxation to cash used in operation
Reconciliation of profit/(loss)
before
taxation to cash generated from
operations

	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Profit/(loss) before taxation	590,778	2,721,086	(3,573,654)
Adjustments items:
Interest income from time deposits with maturity more than 3 months	(339,505)	(424,696)	(410,652)
Share of (profits)/losses of investments accounted for using the equity method	(724,740)	(874,285)	173,616
Net losses/(gains) on foreign exchange option contracts and commodity swaps contracts not qualifying as hedges	376	(18,846)	27,851
Gains from structured deposits	(114,283)	(97,921)	(11,124)
Gains from entrusted loan receivables	—	—	(2,704)
Losses on sale of FVOCI	9,513	4,685	3,148
Interest expense	64,169	94,186	98,502
Foreign exchange losses/(gains)	5,514	1,861	(15,320)
Depreciation of property, plant and equipment	1,553,039	1,621,459	1,494,176
Depreciation of investment property	15,184	15,325	15,323
Depreciation of right-of-use assets	32,653	34,307	32,918
Amortization of other non-current assets	226,263	294,617	270,881
Impairment loss on property, plant and equipment	87,570	587,622	286,260
Impairment loss on investment accounted for using the equity method	—	28,392	—

Losses / (gains) on disposal of property, plant and equipment and other long-term assets-net	1,212	(48,671)	26,767

Profit/(loss) on operation before change of working capital	1,407,743	3,939,121	(1,584,012)
Decrease/(increase) in inventories	2,865,687	(2,034,779)	(1,370,535)
Decrease in operation receivables	308,333	49,586	511,325
Decrease in operation payables	(1,008,800)	(70,235)	(4,673,853)
(Decrease)/increase in balances to related parties – net	(1,577,876)	2,527,960	156,341

Cash generated from/(used in) operations	1,995,087	4,411,653	(6,960,734)

Reconciliation of liabilities arising from financing activities
(c)	Reconciliation of liabilities arising from financing activities

	Borrowings	Lease liabilities	Short-term bonds	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As at 31 December 2020 and 1 January 2021	1,548,000	12,471	3,017,811	4,578,282
Changes from financing cash flows:
Proceeds from new bank loans	14,163,132	—	—	14,163,132
Repayment of bank loans	(13,451,332)	—	—	(13,451,332)
Proceeds from short-term bonds	—	—	5,998,899	5,998,899
Repayments of short-term bonds	—	—	(9,000,000)	(9,000,000)
Principal elements of lease payments	—	(17,544)	—	(17,544)

Total changes from financing cash flows	711,800	(17,544)	(3,001,101)	(2,306,845)
Other changes:
Addition of lease liabilities	—	9,686	—	9,686
Issuance costs on short-term bonds	—	—	1,101	1,101
Interest expense	—	—	28,340	28,340
Others	—	—	(46,151)	(46,151)

Total other changes	—	9,686	(16,710)	(7,024)
As at 31 December 2021 and 1 January 2022	2,259,800	4,613	—	2,264,413

Changes from financing cash flows:
Proceeds from new bank loans	19,485,000	—	—	19,485,000
Repayment of bank loans	(19,494,800)	—	—	(19,494,800)
Proceeds from short-term bonds	—	—	5,000,000	5,000,000
Repayments of short-term bonds	—	—	(5,000,000)	(5,000,000)
Principal elements of lease payments	—	(13,069)	—	(13,069)

Total changes from financing cash flows	(9,800)	(13,069)	—	(22,869)

Other changes:
Addition of lease liabilities	—	24,707	—	24,707

Total other changes	—	24,707	—	24,707

As at 31 December 2022	2,250,000	16,251	—	2,266,251

Summary of Cash flow Statement for Leases
Amounts included in the consolidated statements of cash flows for leases comprise the following:

	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Within operating cash flows	(4,618)	(6,938)	(14,774)
Within financing cash flows	(15,586)	(17,544)	(13,069)

	(20,204)	(24,482)	(27,843)

Summary of Lease Rentals	These amounts relate to the following:

	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Lease rentals paid	(20,204)	(24,482)	(27,843)